UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

ITEM 1.     REPORT TO SHAREHOLDERS

SHAREHOLDERS REPORT                                                JUNE 20, 2004


                            armstrong associates inc.

TO OUR SHAREHOLDERS:
________________________________________________________________________________

The fiscal year of Armstrong Associates, Inc. ended June 30, 2004. The total asset value of the Fund on that date was $16,227,096 and the per share price was $12.20. The total investment return for the year, including the long-term capital gain distribution of $0.08 per share in December 2003, was +13.22% per share.

The best performing stocks in Armstrong's portfolio during the year, in order of total dollar gains, were: Avery Dennison, PepsiCo, Black & Decker and Royal Caribbean. On the losing side, Amgen and Clear Channel led the list.

The general market, as measured by most broad-based market indices, showed a sharp upward move in the first half of Armstrong's fiscal year with many of the issues that led the market during the 1998-2000 bubble recovering off their previous lows. During the second half of the fiscal year, the general market advance eased and, on balance, equities showed a more modest improvement. Overall, for the twelve months, the stock market, as measured by the Standard and Poors' 500, a capitalization-weighted index, recorded a total return of +19.11%. During the same period of time, the Lehman Brothers U.S. Treasury Composite Index had a total return of -0.94% and Vanguard Prime, a large taxable money market fund, returned +0.38%.

As has been frequently the case over the last few years, the outlook for the next year is mixed. While interest rates are quite low in terms of the last 30+ years, investors seem to be worried about them increasing. On a constructive note, many stocks are significantly lower than they were 3 1/2 years ago, the tax on corporate dividends has been lowered and corporate earning in many areas are coming in ahead of expectations. There is, nevertheless, broad concern stocks may not recover further over the next year.

Of course the current high price of oil is an important negative factor of immediate impact on our economy. Some think that the current price of oil may be overdone due to excessive speculation on the possibility of restrictions on foreign supplies and that these concerns and oil's price could recede as the year progresses. Then there is the Middle East, and all that that entails, and the deep involvement of the United States in that area. With some positive breaks, the next year could see the start of an improvement in the publics perception of our positions in Afghanistan and Iraq. Politically, there is the upcoming presidential election, and the domestic discord and media focus that comes with it. We believe that whoever wins the election will try his best to do the "right thing" for the country. Just the investment mix of what specific stocks or industries will be impacted positively or negatively may be different.

There is no certainty available as to how any of these important future question marks may be resolved; however, experience has taught us to have confidence in the long term strength of the U.S. economy and the opportunities that can be afforded by market uncertainty and a long term investment perspective.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,



C. K. Lawson August 27, 2004
________________________________________________________________________________

PORTFOLIO OF INVESTMENTS IN SECURITIES -- JUNE 30, 2004


-----------------------------------------------------------------------------------------------------
                                                          Shares or
                                                       principal amount     Cost         Market value
-----------------------------------------------------------------------------------------------------
COMMON STOCK (85.09%)

   Industry and issue

ADVERTISING AND MEDIA (7.70%)
   Clear Channel Communication                               6,000         267,650          221,700
   Omnicom Corporation                                       5,000         275,750          379,450
   Spanish Broadcasting                                     13,000         120,290          121,290
   Time Warner, Inc.*                                       30,000         208,193          527,400
--------------------------------------------                            ----------       ----------
                                                                           871,883        1,249,840
--------------------------------------------                            ----------       ----------
AEROSPACE (3.83%)
   The Boeing Company                                        5,000       $ 293,580       $  255,450
   United Technologies Corp.                                 4,000         254,750          365,920
--------------------------------------------                            ----------       ----------
                                                                           548,330          621,370
--------------------------------------------                            ----------       ----------
CHEMICALS AND RELATED (8.87%)
   Avery Dennison Corp.                                     15,000         211,200          960,150
   Praxair, Inc.                                             6,000         212,890          478,920
--------------------------------------------                            ----------       ----------
                                                                           424,090        1,439,070
--------------------------------------------                            ----------       ----------
COMMUNICATIONS AND RELATED (3.28%)
   Corning, Inc.                                            24,000         131,044          313,440
   Tellabs, Inc.                                            25,000         205,750          218,500
--------------------------------------------                            ----------       ----------
                                                                           336,794          531,940
--------------------------------------------                            ----------       ----------
COMPUTER, SOFTWARE AND RELATED (10.38%)
   Dell Computer                                             8,000         232,103          286,560
   Intel Corporation                                        10,000         169,100          276,000
   Microsoft, Inc.                                          10,000         267,700          285,600
   Oracle Systems Corporation*                              48,000          75,279          572,640
   UTI Worldwide                                             5,000         157,229          264,100
--------------------------------------------                            ----------       ----------
                                                                           901,411        1,684,900
--------------------------------------------                            ----------       ----------
CONSUMER PRODUCTS AND RELATED (8.16%)
   Black & Decker Corporation                               10,000         216,760          621,300
   The Gillette Company                                      7,232         166,636          306,637
   Kimberly Clark Corporation                                6,000         230,820          395,280
--------------------------------------------                            ----------       ----------
                                                                           614,216        1,323,217
--------------------------------------------                            ----------       ----------
ENVIRONMENTAL SERVICES (4.08%)
   Waste Connection                                          8,000         241,041          355,920
   Waste Management, Inc.                                   10,000         309,301          306,500
--------------------------------------------                            ----------       ----------
                                                                           550,342          662,420
--------------------------------------------                            ----------       ----------
FINANCIAL AND RELATED (2.09%)
   Bank of America Corporation                               4,000         240,350          338,480
--------------------------------------------                            ----------       ----------
FOOD, BEVERAGES AND RELATED (6.64%)
   Pepsico, Inc.                                            20,000         116,803        1,077,600
--------------------------------------------                            ----------       ----------
LEISURE TIME (2.14%)
   Royal Caribbean Cruises Ltd                               8,000         203,565          347,280
--------------------------------------------                            ----------       ----------
MEDICAL AND RELATED (16.07%)
   Abbott Laboratories                                      20,000         114,024          815,200
   AMGEN, Inc.                                               6,000         243,091          327,420
   Hospira, Inc.                                             2,500           9,454           69,000
   Medtronics, Inc.                                         20,000         190,439          974,400
   Pfizer, Inc.                                             12,284         170,000          421,096
--------------------------------------------                            ----------       ----------
                                                                           727,008        2,607,116
--------------------------------------------                            ----------       ----------
OFFICE SUPPLIES AND EQUIPMENT (3.71%)
   Iron Mountain                                             7,000         265,082          337,820
   Staples, Inc.*                                            9,000         175,876          264,690
--------------------------------------------                            ----------       ----------
                                                                           440,958          602,510
--------------------------------------------                            ----------       ----------
RESTAURANTS (2.94%)
   Brinker International                                    14,000         260,962          477,680
--------------------------------------------                            ----------       ----------
RETAIL (5.20%)
   Wal-Mart Stores, Inc.                                    16,000         196,800          844,160
--------------------------------------------                            ----------       ----------
     Total common stocks                                                 6,433,512       13,807,583
--------------------------------------------                            ----------       ----------

---------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES -- JUNE 30, 2004, CONTINUED

------------------------------------------------------------------------------------------------------------
                                                                  Shares or
                                                               principal amount      Cost       Market value
------------------------------------------------------------------------------------------------------------

SHORT-TERM DEBT (12.65%)
     U.S. Treasury bills, due July and August 2004                  2,047,219     $ 2,047,219    $ 2,047,219
--------------------------------------------------                                -----------    -----------

          Total investment securities - 97.71%                                    $ 8,480,731    $15,854,802
==================================================                                ===========    -----------

          Other assets less liabilities - 2.29%                                                      372,353
--------------------------------------------------                                               -----------
          Net assets - 100.00%                                                                   $16,227,155
==================================================                                               ===========

* Non-income producing

See Accompanying Notes to Financial Statements.
------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS -- YEAR ENDED JUNE 30, 2004
------------------------------------------------------------------------------------------------------------
Investment income
        Dividends                                                                                $   188,765
        Interest                                                                                       5,993
----------------------------------------------------------------                                 -----------
                                                                                                     194,758
     Operating expenses
        Investment advisory fees                                                   $  122,274
        Administrative fees                                                            16,000
        Custodian fees                                                                  7,284
        Transfer agent fees                                                             9,400
        Legal fees                                                                        810
        Accounting fees                                                                17,036
        Registration fees, licenses and other                                           1,895
        Reports and notices to shareholders                                             9,250
        Directors' fees and expenses                                                    8,600
        Insurance expense                                                               1,800        194,349
----------------------------------------------------------------                  -----------    -----------
             Net investment income                                                                       409
----------------------------------------------------------------                                 -----------
   REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Realized gains
        Proceeds from sales                                                                        1,687,962
        Cost of securities sold                                                                    1,285,763
----------------------------------------------------------------                                 -----------
             Net realized gains                                                                      402,199
----------------------------------------------------------------                                 -----------
     Unrealized appreciation
        Beginning of year                                                                          5,903,574
        End of year                                                                                7,374,071
----------------------------------------------------------------                                 -----------
             Increase in unrealized appreciation                                                   1,470,497
----------------------------------------------------------------                                 -----------
             Net realized and unrealized gains on investments                                      1,872,696
----------------------------------------------------------------                                 -----------
             Increase in net assets from operations                                              $ 1,873,105
================================================================                                 ===========

See Accompanying Notes to Financial Statements.
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2004
------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in securities, at market value (identified cost, $8,480,731)                         $15,854,802
Cash                                                                                                 102,856
Dividends receivable                                                                                  12,300
Interest receivable                                                                                      256
Receivable from sales of capital stock                                                               268,843
Prepaid expenses and other assets                                                                      2,345
--------------------------------------------------------------                                   -----------
                                                                                                  16,241,402
LIABILITIES:
Payable to Portfolios, Inc                                                                            12,984
Accrued expenses and other liabilities                                                                 1,263
--------------------------------------------------------------                                   -----------
                                                                                                      14,247
--------------------------------------------------------------                                   -----------
Net assets                                                                                       $16,227,155
==============================================================                                   ===========

Net assets consist of Paid in capital                                                             $8,486,983
   Distributions in excess of net investment income                                                  (21,395)
   Accumulated undistributed net realized gains on investments                                       387,496
   Net unrealized appreciation on investments                                                      7,374,071
--------------------------------------------------------------                                   -----------
Net assets applicable to 1,329,879 shares outstanding                                            $16,227,155
==============================================================                                   ===========
Net asset value per share                                                                            $ 12.20
==============================================================                                   ===========

See Accompanying Notes to Financial Statements.


-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS-- YEARS ENDED JUNE 30                                              2004        2003
-------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income (loss)                                                                  $       409 $   (15,322)
   Net realized gains on investments                                                                 402,199     206,881
   Increase in unrealized appreciation of investments                                              1,470,497     367,262
------------------------------------------------------------------------------------             ----------- -----------
     Net increase in net assets resulting from operations                                          1,873,105     558,821
Distributions to shareholders
   Distributions paid from net investment income                                                          --     (13,294)
   Distributions paid from net capital gains                                                        (104,528)         --
------------------------------------------------------------------------------------             ----------- -----------
     Decrease in net assets resulting from distributions to shareholders                            (104,528)    (13,294)
Capital share transactions
   Net proceeds from sale of capital stock                                                         1,032,046   1,062,750
   Net asset value of shares issued as reinvestment of dividends                                     100,613      12,780
------------------------------------------------------------------------------------             ----------- -----------
                                                                                                   1,132,659   1,075,530
Less cost of shares repurchased                                                                     (821,800) (1,347,985)
------------------------------------------------------------------------------------             ----------- -----------
     Net increase (decrease) in net assets resulting from capital share transactions                 310,859    (272,455)
------------------------------------------------------------------------------------             ----------- -----------
     Total increase in net assets                                                                  2,079,436     273,072
NET ASSETS:
Beginning of year                                                                                 14,147,719  13,874,647
------------------------------------------------------------------------------------             ----------- -----------
End of year (Note)                                                                               $16,227,155 $14,147,719
====================================================================================             =========== ===========


Note: At June 30, 2004, undistributed net realized investment gains were $387,535, and distributions in excess of net investment income were $21,395. At June 30, 2003, undistributed net realized investment gains were $89,864, and distributions in excess of net investment income were $21,804.

See Accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

NOTE A -- NATURE OF OPERATIONS AND SUMMARY OF ACCOUNTING POLICIES

      A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

NATURE OF OPERATIONS

      Armstrong   Associates,   Inc.  (the  Company)  is  registered  under  the
Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

VALUATION OF SECURITIES

      The Company's investments in common stocks traded on a national securities exchange or reported on the NASDAQ national market are carried at market value, which is determined by the last reported sales price as reported thereon prior to the time as of which assets are valued. Short-term debt securities are carried at cost which approximates market.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

      Investment transactions are recorded on the trade date basis, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

USE OF ESTIMATES

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B -- FEDERAL INCOME TAXES

      As of June 30, 2004, the Company qualified and intends to continue to qualify each fiscal year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Company will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

NOTE C -- PURCHASES AND SALES OF SECURITIES

      For the year ended June 30, 2004, purchases and sales of securities, excluding short-term debt securities and U.S. Government obligations, aggregated $738,531 and $1,687,962, respectively.

      The Company paid total brokerage commissions aggregating $7,046 in 2004 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

NOTE D -- INVESTMENT ADVISORY, TRANSFER AGENT AND ADMINISTRATIVE FEES

      The Company has agreed to pay its investment adviser, Portfolios, Inc. (Portfolios), a fee of .80% per annum of the average net asset value of the Company. For the year ended June 30, 2004, investment advisory fees to Portfolios amounted to $122,274. In order to effectively limit the expenses of the Company, the adviser has agreed to reimburse the Company for all expenses (including the advisory fee but excluding brokerage commissions, taxes and interest and extraordinary charges such as litigation costs) incurred by the Company in any fiscal year in excess of 2% of the first $10 million of its average daily net assets for the fiscal year, 1.5% of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required during the year ended June 30, 2004.

      Portfolios is the transfer agent for the Company. Applicable fees and expenses of $9,400 were incurred by the Company for the year ended June 30, 2004. In addition, under the terms of an administrative services agreement between Portfolios and the Company, Portfolios provides accounting services to the Company for an annual fee of $16,000 payable in equal monthly installments. At June 30, 2004, the Company owed Portfolios $12,984 in accrued investment advisory fees and accounting services.

NOTE E -- CAPITAL STOCK

      On June 30, 2004, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $8,486,984. Transactions in capital stock for the years ended June 30, 2004 and 2003 were as follows:

                                                              2004       2003
-------------------------------------------------------------------------------
Shares sold                                                  87,342     102,880
Shares issued as reinvestment of dividends                    8,709       1,228
--------------------------------------------------          -------     -------
                                                             96,051     104,108

    Shares redeemed                                         (70,321)   (130,332)
--------------------------------------------------          -------     -------
     Net increase (decrease) in shares outstanding           25,730     (26,224)
==================================================          =======    ========

NOTE F -- DISTRIBUTIONS TO SHAREHOLDERS

         The tax character of distributions paid during the years ending June 30 was as follows:

                                          2004                      2003
--------------------------------------------------------------------------------
                                     Amount  Per share         Amount  Per share
-----------------------             -------- ---------        -------- ---------
Distributions paid from

   Ordinary income                  $     --        --        $ 13,294  $    .01

   Capital gains                     104,528  $    .08              --        --
-----------------------             --------  --------        --------  --------
                                    $104,528  $    .08        $ 13,294  $    .01
=======================             ========  ========        ========  ========


--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

Selected per Share Data and Ratios

                          Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                       -------------------------------------------------------------------------------------------------------
                        2004   2003   2002   2001   2000   1999   1998   1997   1996   1995   1994   1993   1992   1991   1990
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 Beginning of year     $10.85 $10.43 $12.56 $15.70 $13.53 $12.14 $11.61 $10.45  $9.70  $8.19  $8.26  $7.08  $6.87  $7.38  $7.74

Income (loss) from
 investment operations
   Net investment
    income (loss)          --   (.01)  (.05)   .05    .01   (.01)   .03    .06    .05    .02     --    .02    .06    .16    .23

  Net realized and
   unrealized gains
   (losses) on
   investments           1.40    .44  (1.92) (2.00)  2.64   1.89   1.38   1.64   1.10   2.12    .10   1.19    .33   (.27)   .19
                       ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Total from
 investment operations   1.40    .43  (1.97) (1.95)  2.65   1.88   1.41   1.70   1.15   2.14    .10   1.21    .39   (.11)   .42

Less distributions
  Dividends from net
   investment income       --    .01    .05     --     --    .04    .05    .07    .02    .04     --    .02    .15    .23    .24

  Distributions from
   net realized gains     .05     --    .11   1.19    .48    .45    .83    .47    .38    .59    .17    .01    .03    .17    .54
                       ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Net asset value,
 end of year           $12.20 $10.85 $10.43 $12.56 $15.70 $13.53 $12.14 $11.61 $10.45  $9.70  $8.19  $8.26  $7.08  $6.87  $7.38
                       ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======

Total return            13.22%  4.13 (15.85)(12.99) 20.38  16.26  13.31  17.19  12.09  27.32   1.13  17.12   5.79   (.92)  5.93

Ratios/supplemental
 data
 Net assets, end
 of period (000's)    $16,227 14,148 13,875 17,565 20,126 17,214 15,213 14,300 13,100 11,961  9,255  9,680  9,366  9,228  9,770

Ratio of expenses to
 average net assets       1.2    1.3    1.2    1.2    1.2    1.2    1.3    1.4    1.4    1.8    1.8    1.8    1.9    1.9    1.8

Ratio of net
 investment income
 to average net assets     --     --     --     .4     .1    (.1)    .2     .5     .5     .2     --     .2     .8    2.3    2.9

Portfolio turnover rate     2%     2      8      3      3      2      7      7     19     12     15     17     35     24     44




                          Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                       -------------------------------------------------------------------------------------------------------
                        1989   1988   1987   1986   1985   1984   1983   1982   1981   1980   1979   1978   1977   1976   1975
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 Beginning of year      $7.17  $9.66  $8.72  $7.65  $7.29 $10.22  $7.10  $9.37  $7.74  $7.06  $6.50  $5.68  $5.30  $3.81  $2.74

Income (loss) from
 investment operations
   Net investment
    income (loss)         .24    .09    .10    .14    .24    .16    .21    .41    .24    .23    .16    .08    .04    .03    .07

 Net realized and
  unrealized gains
  (losses) on
  investments             .67   (.53)  1.51   1.17   1.02  (2.51)  3.72  (1.28)  2.62   1.40    .84    .78    .38   1.53   1.04
                       ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Total from
 investment operations    .91   (.44)  1.61   1.31   1.26   (2.35) 3.93   (.87)  2.86   1.63   1.00    .86    .42   1.56   1.11

Less distributions
  Dividends from net
   investment income      .11    .14    .16    .24    .14   .20     .43    .19    .23    .13    .11    .04    .04    .07    .04

  Distributions from
   net realized gains     .23   1.91    .51     --    .76    .38    .38   1.21   1.00    .82    .33     --     --     --     --
                       ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Net asset value,
 end of year            $7.74  $7.17  $9.66  $8.72  $7.65  $7.29 $10.22  $7.10  $9.37  $7.74  $7.06  $6.50  $5.68  $5.30   $3.81
                       ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======

Total return            13.23  (6.27) 20.00  17.80  19.10 (24.01) 61.27  (9.87) 38.04  24.08  15.17  15.31   8.05  42.06  41.46%

Ratios/supplemental
 data
 Net assets, end
 of period (000's)      9,887 10,435 12,294 11,714 10,957  9,788 12,869  7,669  8,277  5,777  4,538  3,886  3,649  3,785  $2,892

Ratio of expenses to
 average net assets       1.9    2.0    1.7    1.6    1.7    1.6    1.6    1.7    1.5    1.6    1.5    1.5    1.5    1.5     1.5

Ratio of net
 investment income
 to average net assets    3.0    1.3    1.0    1.6    3.1    1.9    2.4    5.6    2.7    3.2    2.3    1.6    1.9     .8     2.7

Portfolio turnover rate    46     20     51     54     53     96     59     34     60    131     97    151    113    113    210%



(a) For a share outstanding throughout the year. Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution.

(b) The Fund had no senior securities or outstanding debt during the thirty year period ended June 30, 2004.

SEE ACCOMPANYING INDEPENDENT AUDITORS' REPORT.
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of
Directors Armstrong Associates, Inc.

We have audited the accompanying statement of assets and liabilities of Armstrong Associates, Inc., including the schedule of portfolio of investments in securities as of June 30, 2004, the statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended June 30, 2004, and the selected per share data and ratios for each of the thirteen years in the period ended June 30, 2004. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits. The selected per share data and ratios for each of the seventeen years in the period ended June 30, 1991, were audited by other independent certified public accountants whose report thereon dated July 19, 1991, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Armstrong Associates, Inc. as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2004, and the selected per share data and ratios for each of the thirteen years in the period ended June 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

GRANT THORNTON LLP

Dallas, Texas
July 16, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICER AND DIRECTOR INFORMATION

The directors of Armstrong Associates have been elected by the fund's shareholders to oversee the fund's operation and ensure that management's actions are in line with the objectives and limitations detailed in the fund's prospectus as well as in the best interests of the shareholders. Each director serves the fund until the fund's termination or the director's resignation, removal or retirement.

Armstrong is the only mutual fund managed by Portfolios, Inc., the fund's advisor. The mailing address of the directors and officers of the fund is 750 N. St. Paul, Dallas, TX. 75201. Additional information about the directors is in Armstrong's Statement of Additional Information, available without charge from the fund.

Name                          Position With Fund      Principal Occupation(s)
Date Of Birth                 (Starting Year)         During Last 5 Years

--------------------------------------------------------------------------------
OFFICERS/DIRECTORS
--------------------------------------------------------------------------------

C.K. Lawson                   President,              President and
Sept. 14, 1936                Treasurer and           Director
                              Director,               Portfolios, Inc.
                              (1967)
-------------------------------------------------------------------------------
Candace L. Bossay             Vice President          Vice President
Oct. 12, 1948                 and Secretary           and Secretary,
                              (1973)                  Portfolios, Inc.

--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

Eugene P. Frenkel, M.D.       Director                Professor of
Aug. 27, 1929                 (1981)                  Internal Medicine
                                                      and Radiology,
                                                      Southwestern
                                                      Medical School
-------------------------------------------------------------------------------
Douglas W. Maclay             Director                President, Maclay
Nov. 29, 1927                 (1967)                  Properties Company
-------------------------------------------------------------------------------
R.H. Stewart Mitchell         Director                Private Investor
Mar. 14, 1930                 (1982)
-------------------------------------------------------------------------------
Cruger S. Ragland             Director                Retired President,
Aug. 7, 1933                  (1982)                  Ragland Insurance
                                                      Agency, Inc.;
                                                      Director of Solar
                                                      Kinetics, Inc.
-------------------------------------------------------------------------------
Ann D. Reed                   Director                Private Investor
Sept. 6, 1933                 (1981)

--------------------------------------------------------------------------------
Custodian                               Auditors
Union Bank of California,               Grant Thornton LLP
N.A. San Francisco, California          Dallas, Texas

Transfer Agent                          Investment Advisor
Portfolios, Inc.                        Portfolios, Inc.
Dallas, Texas                           Dallas, Texas
-------------------------------------------------------------------------------

This report is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Shareholders can obtain a free copy of Armstrong's proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201, (214) 720-9101, or at the SEC's website, www.sec.gov.

-------------------------------------------------------------------------------

                                   [AAI LOGO]

                           amrstrong associates inc.

                      750 N. St. Paul, Suite 1300, L.B. 13
                               Dallas Texas 75201
                                 (214) 720-9101
                              FAX: (214) 871-8948
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         The Registrant adopted a Code of Ethics as of May 17, 1995, amended May 26, 2000. All employees of the Registrant, including the Registrant's principal executive officer and principal financial officer, are covered by the requirements of the Code of Ethics.

         A copy of the Registrant's Code of Ethics is filed herewith.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Audit Committee of the Registrant's Board of Directors (the "Audit Committee") does not have an "audit committee financial expert", as defined in Section 407(c) of the Sarbanes-Oxley Act. The Registrant believes that the experience provided by each member of the Audit Committee provides the Registrant satisfactory oversight for the Registrant's level of financial and organizational complexity.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for years ended June 30, 2003 and 2004

         The aggregate audit fees billed to the Registrant for professional services rendered by the Registrant's principal accountant were $12,500 in 2003 and $12,500 in 2004.

         (b) Audit-Related Fees

         None

         (c) Tax Fees

         The aggregate tax fees billed for professional services rendered by the principal accountant to the Registrant were $4,150 in 2003 and $4,300 in 2004.

         (d) All Other Fees

         There were no other fees billed to the Registrant by the principal accountant for 2003 or 2004.

         (e)      (1) Pursuant to the  Sarbanes-Oxley  Act, it is the policy of
                  the   Registrant  to  have  all  services   performed  by  the
                  Registrant's   principal   accountant   for   the   Registrant
                  pre-approved by the Registrant's Audit Committee.

                  (2) 100% of items performed in (a) through (d), above, during 2003 and 2004 were pre-approved by the Registrant's Audit Committee.

         (f) Not Applicable

         (g) Aggregate non-audit fees billed by the principal accountant to the Registrant and to the Registrant's Investment Advisor were $7,870 in 2003 and $8,235 in 2004.

         (h) The Registrant's Audit Committee has considered the amount of the non-audit services that were rendered to the Registrant's Investment Advisor of $3,720 and $3,935 for 2003 and 2004, respectively, and concluded that the services and the related revenue for such services to the principal account were compatible with the maintenance of the independence of the principal accountant in regard to the audit and tax services provided to the Registrant.

ITEM 5.  NOT APPLICABLE.

ITEM 6.  INCLUDED IN ITEM 1 OF THIS FORM.

ITEM 7.  NOT APPLICABLE.

ITEM 8.  NOT APPLICABLE.

ITEM 9.  NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Based on review and evaluation, the Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within the 90 day period proceeding the filing date of this document.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2003, through June 30, 2004, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

         (a)(1) Code of Ethics required to be disclosed under item 2 is attached hereto.

         (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

August 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

August 24, 2004